Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Defined Contribution Plan
24.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB12,189 and RMB30,252 and RMB12,789 (US$2,061) for the years ended December 31, 2012, 2013 and 2014, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employees in Singapore are recognized as expense in the statements of comprehensive income as incurred. The total amounts for such employee benefits were approximately RMB108, RMB106 and nil for the years ended December 31, 2012, 2013 and 2014, respectively.